SHORT-TERM AND LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2018
SHORT-TERM AND LONG TERM BORROWINGS
SHORT-TERM AND LONG-TERM BORROWINGS

15. SHORT‑TERM AND LONG‑TERM BORROWINGS

The following table presents short‑term and long‑term borrowings from commercial banks or other institutions as of December 31, 2017 and 2018. Short‑term borrowings includes borrowings with maturity terms shorter than one year and the current portion of the long‑term borrowings.

			As of	As of
	Fixed annual		December 31,	December 31,
Funding Partners	interest rate	Term	2017	2018
			RMB	RMB
Short-term borrowings	4.8%-12.0%	within 12 months	320,877	325,715
Current portion of long-term borrowings	5.2%-9.6%	mature in 2019	105,906	298,873
Long-term borrowings	5.0%-6.4%	2 - 4 years	374,104	481,801
			800,887	1,106,389

Long‑term borrowings of RMB120.8 million and current portion of long‑term borrowings of RMB278.6 million were secured by loan recognized as a result of payment under the guarantee of RMB343.2 million as at December 31, 2018 (Note 6).

Short-term borrowings of RMB 20.0 million were secured by advance to sellers of RMB 21.3 million(Note 7). Short-term borrowings of RMB 20.4 million were secured by financial lease receivable - consumers of RMB 32.5 million (Note 10).

The weighted average interest rate for the outstanding borrowings was approximately 6.4% and 6.5% as of December 31, 2017 and 2018, respectively.